Change in Working Capital (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Change in Working Capital
CHANGE IN WORKING CAPITAL
Inventories	0.8	(55.1)	(39.2)
Trade and other receivables	15.0	(2.2)	2.8
Trade and other payables	(32.1)	(12.1)	34.1

Total change in working capital	(16.3)	(69.4)	(2.3)